Taxation - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Tax Assets Valuation Allowance, Movements
Balance at the beginning of the period	¥ (384,382)	¥ (324,682)
Changes of valuation allowances	(896)	(59,700)
Balance at the end of the period	¥ (385,278)	¥ (384,382)